	1475 Dunwoody Drive West Chester, PA 19380 763.342.9164	Ian Macleod ian.macleod@resolutionlife.us www.resolutionlife.com
Private & Confidential

VIA EDGAR

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

RE: Farmers New World Life Insurance Company
Farmers Variable Life Separate Account A
Post-Effective Amendment No. 29 to Form N-6
(File No. 333-84023) Farmers® Variable Universal Life

Commissioners:

On behalf of Farmers New World Life Insurance Company (the “Company”) and Farmers Variable Life Separate Account A (the “Separate Account”), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information for the variable universal life policy offered by the Company through the Separate Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced post-effective amendment (the “Amendment”) to the registration statement on Form N-6 for the Separate Account. That Amendment was filed electronically with the Commission on April 30, 2025.

Sincerely,

/s/ Ian Macleod
Ian Macleod
Attorney-in-Fact
Security Life of Denver Insurance Company

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